Goodwill - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment	$ 0
Financial & risk [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of fair value for cash generating unit in excess of carrying value	58.00%
Legal [member] | Bottom of range [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of fair value for cash generating unit in excess of carrying value	100.00%
Tax & accounting [member] | Bottom of range [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of fair value for cash generating unit in excess of carrying value	100.00%
Income approach [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of valuation technique	60.00%
Market approach [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of valuation technique	40.00%